FEDERAL INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS	FEDERAL INCOME TAX STATUS
The SSOP and the Gas ISOP each obtained a determination letter dated April 2, 2015. The Local 17 Plan and the Local 223 Plan each obtained a determination letter dated April 3, 2015. Each of the determination letters from the Internal Revenue Service (IRS) stated that the respective Plans, as then designed, were in compliance with the applicable requirements of the IRC. The Plans are qualified under Sections 401(a) and 401(k) of the IRC, and therefore, the related Master Trust is exempt from taxation. Accordingly, no provision for income taxes has been included in the accompanying financial statements. The Plans are no longer subject to federal income tax examinations by the IRS for years prior to 2022.